Licenses (Details)			12 Months Ended							7 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Licenses USD ($)	Dec. 31, 2011 Licenses USD ($)	Dec. 31, 2010 Licenses USD ($)	Dec. 31, 2012 Licenses Inactivated hepatitis A USD ($)	Dec. 31, 2011 Licenses Inactivated hepatitis A USD ($)	Dec. 31, 2012 Licenses Combined inactivated hepatitis A&B USD ($)	Dec. 31, 2011 Licenses Combined inactivated hepatitis A&B USD ($)	Aug. 14, 2012 Licenses H5N1 licenses	Dec. 31, 2012 Licenses H5N1 licenses USD ($)	Dec. 31, 2011 Licenses H5N1 licenses USD ($)	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license USD ($)	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license CNY
Licenses
Cost			$ 5,354,573	$ 5,241,335		$ 3,391,061	$ 3,319,347	$ 487,626	$ 477,313		$ 1,475,886	$ 1,444,675
Accumulated amortization			4,204,659	3,905,081		3,391,061	3,319,347	389,281	332,916		424,317	252,818
Estimated useful life										20 years
Increase in net loss for change in accounting estimate													91,092	574,683
Increase in net loss per share for change in accounting estimate (in dollars per share)
Amortization expense			227,864	268,345	546,623
Estimated amortization expenses
2013	399,695
2014	399,695
2015	350,524
Net book value	$ 1,149,914	$ 1,336,254	$ 1,149,914	$ 1,336,254				$ 98,345	$ 144,397		$ 1,051,569	$ 1,191,857